UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Oak Harvest Long/Short Hedged Equity Fund

Institutional Shares (OHFGX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Oak Harvest Long/Short Hedged Equity Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.  You can find additional information about the Fund at https://oakharvestfunds.com/documents/. You can also request this information by contacting us at (833) 549-4121.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$108	2.10%

How did the Fund perform during the reporting period?

Equity market performance early in the period was characterized by a “risk-on” environment, as investor optimism regarding future earnings growth and lower interest rates outweighed concerns about mixed economic data and ongoing geopolitical uncertainties. The latter part of the period was characterized by a material shift into value and small cap styles as investors reevaluated economic growth forecasts, sold winners to move into sectors that had lagged year to date, and positioned in more defensive sectors which presented substantial headwinds to fund performance.

Asset flows to the Fund remained stable during the six months ended February 28, 2026, allowing the managers to focus on executing our strategy. The Fund had steady performance versus its benchmark, the S&P 500® Index, slightly beating the Index return with a lower Beta (0.70) and low correlation (0.63) even in a difficult environment for growth style investing. This type of return is in line with our expectations for the Fund's strategy.

Good stock selection, particularly in the Technology and Industrials sectors, positively impacted performance. Communications was the Fund’s worst performance sector. Hedging costs were a slight drag on performance but were mostly offset through a productive covered-call writing program.

Fund performance benefited from long positions in Coherent Corp. and Ciena Corp., both direct beneficiaries of AI investment spending. The Fund had some exposure to software during the period which came under significant pressure as concerns of AI driven obsolescence negatively impacted share prices.

The investment team continues to believe that the Fund’s unique long/short strategy is tailor made for a sustained period of higher volatility in markets. This combined with movement back toward active equity management including single stock selection, sector and style concentration, and hedging downside market risk should position OHFGX investors for capital preservation combined with higher risk adjusted equity returns in the coming years.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares
S&P 500® Index
$15,000
$10,000
$5,000
$0
$14,936
$13,561
Dec-2023
Feb-2024
Feb-2025
Feb-2026

Table Summary
	Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	S&P 500® Index
Dec-2023	$10,000	$10,000
Feb-2024	$10,300	$10,782
Feb-2025	$11,483	$12,766
Feb-2026	$13,561	$14,936

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 18, 2023)
Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	18.10%	14.87%
S&P 500® Index	16.99%	20.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (833) 549-4121.

Fund Statistics

  Net Assets$97,160,065
  Number of Portfolio Holdings86
  Advisory Fee (net of waivers)$728,364
  Portfolio Turnover117%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Long Sector Weighting (% of net assets)

Technology
38.0%
Industrials
19.0%
Health Care
11.4%
Financials
11.2%
Consumer Discretionary
7.7%
Materials
7.1%
Communications
3.3%
Energy
3.0%
Purchased Options
2.8%
Liabilities in Excess of Other Assets
-3.5%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.5%
Purchased Options	2.8%
Energy	3.0%
Communications	3.3%
Materials	7.1%
Consumer Discretionary	7.7%
Financials	11.2%
Health Care	11.4%
Industrials	19.0%
Technology	38.0%

Short Sector Weighting (% of net assets)

Consumer Discretionary
-5.2%
Exchange-Traded Funds
-2.3%
Health Care
-1.9%
Financials
-1.9%
Communications
-1.3%
Written Options
-0.1%
Technology
-0.1%

Table Summary
Value	Value
Technology	-0.1%
Written Options	-0.1%
Communications	-1.3%
Financials	-1.9%
Health Care	-1.9%
Exchange-Traded Funds	-2.3%
Consumer Discretionary	-5.2%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakharvestfunds.com/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-OHFGX

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Oak Harvest Long/Short Hedged Equity
Fund

Semi-Annual Financial Statements
and Additional Information
February 28, 2026

Fund Adviser:
Oak Harvest Investment Services, LLC 920 Memorial City Way, Suite 150
Houston, TX 77024

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
February 28,2026 (Unaudited)

COMMON STOCKS - LONG — 100.71%	Shares	Fair Value
Communications — 3.29%
Alphabet, Inc., Class A	2,000	$623,519
Meta Platforms, Inc., Class A	2,000	1,296,360
Netflix, Inc.(a)	5,000	481,200
Walt Disney Co. (The)	7,500	795,300
		3,196,379
Consumer Discretionary — 7.73%
Brinker International, Inc.(a)	7,500	1,111,500
Domino's Pizza, Inc.	3,500	1,408,785
Shake Shack, Inc., Class A(a)	10,000	960,100
Starbucks Corp.	10,000	980,200
Urban Outfitters, Inc.(a)	15,000	993,000
Wynn Resorts Ltd.	19,000	2,055,610
		7,509,195
Energy — 3.03%
Expand Energy Corp.	15,000	1,618,800
TechnipFMC PLC(b)	20,000	1,326,200
		2,945,000
Financials — 11.18%
BlackRock, Inc.(b)	2,000	2,126,460
Charles Schwab Corp. (The)(b)	30,000	2,856,000
JPMorgan Chase & Co.	6,500	1,951,950
Moody's Corp.	3,000	1,432,770
Morgan Stanley(b)	15,000	2,497,650
		10,864,830
Health Care — 11.44%
AtriCure Inc.(a)	45,000	1,406,700
Edwards LifeSciences Corp.(a)	25,000	2,161,750
Intuitive Surgical, Inc.(a)	2,750	1,384,653
Medtronic PLC	12,500	1,220,750
Qiagen NV	40,000	1,992,000
Teva Pharmaceutical Industries Ltd. - ADR(a)	50,000	1,693,000
United Therapeutics Corp.(a)	2,500	1,259,750
		11,118,603
Industrials — 18.98%
Bloom Energy Corp., Class A(a)	7,500	1,167,525
Boeing Co. (The)(a) (b)	10,000	2,275,300
Cognex Corp.(b)	30,000	1,632,000
Comfort Systems USA, Inc.(b)	1,500	2,144,055
Eaton Corp. PLC(b)	5,000	1,879,600
Flowserve Corp.	20,000	1,770,400
HEICO Corp.	5,000	1,597,300
Keysight Technologies, Inc.(a)	9,000	2,765,970
Union Pacific Corp.	2,500	662,450
Vertiv Holdings Co., Class A(b)	10,000	2,548,900
		18,443,500

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
February 28,2026 (Unaudited)

COMMON STOCKS - LONG — 100.71% - continued	Shares	Fair Value
Materials — 7.06%
Agnico Eagle Mines Ltd.	5,500	$1,383,800
Cameco Corp.	15,000	1,776,000
Nucor Corp.	10,000	1,768,800
Rio Tinto PLC - ADR	15,000	1,490,100
Southern Copper Corp.	2,000	436,600
		6,855,300
Technology — 38.00%
Akamai Technologies, Inc.(a)	20,000	1,967,800
Analog Devices, Inc.	3,000	1,067,370
Apple, Inc.(b)	5,000	1,320,900
Broadcom, Inc.	6,000	1,917,300
Celestica, Inc.(a) (b)	5,500	1,526,965
Ciena Corp.(a)	5,000	1,743,500
Cisco Systems, Inc.	25,000	1,986,500
Coherent Corp.(a) (b)	10,000	2,589,300
F5, Inc.(a)	5,000	1,356,800
Fabrinet(a)	2,500	1,364,075
IonQ, Inc.(a)	50,000	1,918,500
KLA Corp.	1,500	2,286,825
Marvell Technology, Inc.	25,000	2,042,250
MongoDB, Inc.(a)	5,000	1,642,350
Monolithic Power Systems, Inc.(b)	2,000	2,285,480
Nvidia Corp.(b)	10,000	1,771,900
Palantir Technologies, Inc., Class A(a)	10,000	1,371,900
Photronics, Inc.(a)	50,000	1,871,500
RingCentral, Inc., Class A(a)	45,000	1,640,250
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	3,000	1,123,740
Twilio, Inc., Class A(a)	10,000	1,209,600
Veeva Systems, Inc., Class A(a)	5,000	910,050
		36,914,855

Total Common Stocks - Long (Cost $78,828,550)		97,847,662

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED OPTIONS — 2.83%
PURCHASED PUT OPTIONS — 1.87%
Invesco QQQ Trust Series 1	1,000	$60,729,000	$588	3/23/2026	$684,000
Invesco QQQ Trust Series 1	250	15,182,250	603	3/23/2026	272,250
SPDR® S&P 500® ETF Trust	1,000	68,599,000	670	3/23/2026	632,000
SPDR® S&P 500® ETF Trust	250	17,149,750	682	3/23/2026	234,250
Total Purchased Put Options (Cost $1,998,248)					1,822,500

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
February 28,2026 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED OPTIONS — 2.83% - continued
PURCHASED CALL OPTIONS — 0.96%
Alphabet, Inc., Class A	350	$10,911,600	$310	3/23/2026	$374,500
Apple, Inc.	250	6,604,500	270	3/23/2026	109,750
iShares Expanded Tech-Software Sector ETF	250	2,039,250	85	3/23/2026	37,000
iShares Expanded Tech-Software Sector ETF	1,000	8,157,000	100	6/22/2026	128,000
Meta Platforms, Inc., Class A	50	3,240,900	660	3/23/2026	71,000
Nvidia Corp.	500	8,859,500	205	3/23/2026	51,000
Qiagen NV	5	24,900	55	5/18/2026	1,300
Teva Pharmaceutical Industries Ltd. - ADR	500	1,693,000	40	1/18/2027	160,500
Total Purchased Call Options (Cost $1,339,066)					933,050
Total Purchased Options (Cost $3,337,314)					2,755,550
Total Investments — 103.54%
(Cost $82,165,864)					100,603,212
Liabilities in Excess of Other Assets — (3.54)%(c)					(3,443,147)
NET ASSETS — 100.00%					$97,160,065

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on February 28, 2026 was $9,671,017.

(c)	Includes cash held at broker for written options and short securities.

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Securities Sold Short
February 28, 2026 (Unaudited)

COMMON STOCKS - SHORT — (10.45)%	Shares	Fair Value
Communications - (1.33)%
Spotify Technology S.A.(a)	(2,500)	$(1,287,350)
Consumer Discretionary - (5.15)%
Airbnb, Inc., Class A(a)	(2,500)	(337,775)
Carvana Co.(a)	(4,500)	(1,503,720)
Dick's Sporting Goods, Inc.	(2,500)	(509,075)
Live Nation Entertainment, Inc.(a)	(5,000)	(810,700)
SharkNinja, Inc.(a)	(15,000)	(1,843,050)
		(5,004,320)
Financials - (1.94)%
Ally Financial, Inc.	(20,000)	(788,800)
OneMain Holdings, Inc.	(20,000)	(1,100,400)
		(1,889,200)
Health Care - (1.91)%
HCA Healthcare, Inc.	(3,500)	(1,853,950)

Technology - (0.12)%
Affirm Holdings, Inc., Class A(a)	(2,500)	(117,450)

Total Common Stocks - Short (Proceeds Received $10,259,063)		(10,152,270)

EXCHANGE-TRADED FUNDS - SHORT — (2.32)%
Consumer Staples Select Sector SPDR® Fund	(25,000)	(2,250,250)

Total Exchange-Traded Funds - Short (Proceeds Received $2,219,499)		(2,250,250)

Total Securities Sold Short — (12.77)% (Proceeds Received $12,478,562)		$(12,402,520)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Written Options
February 28, 2026 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN OPTIONS - (0.07)%
WRITTEN CALL OPTIONS - (0.07)%
Comfort Systems USA, Inc.	(5)	$(714,685)	$1,500	3/23/2026	$(26,975)
Keysight Technologies, Inc.	(30)	(921,990)	300	3/23/2026	(41,400)
Total Written Call Options (Premiums Received $69,082)					(68,375)
Total Written Options (Premiums Received $69,082)					$(68,375)

 See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Assets and Liabilities
February 28,2026 (Unaudited)

Assets
Investments in securities, at fair value (cost $82,165,864)	$100,603,212
Cash and cash equivalents	3,205,521
Cash held at broker for securities sold short	5,457,403
Receivable for investments sold	3,578,512
Dividends receivable	13,929
Prepaid expenses	20,324
Total Assets	112,878,901
Liabilities
Investments in securities sold short, at fair value (proceeds received $12,478,562)	12,402,520
Options written, at fair value (premium received $69,082)	68,375
Payable for investments purchased	3,102,555
Payable to Adviser	119,051
Payable to Administrator	6,605
Payable to trustees	4,756
Other accrued expenses	14,974
Total Liabilities	15,718,836
Net Assets	$97,160,065
Net Assets consist of:
Paid-in capital	$81,664,090
Accumulated earnings	15,495,975
Net Assets	$97,160,065
Shares outstanding (unlimited number of shares authorized, no par value)	7,553,824
Net asset value, offering and redemption price per share	$12.86

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statement of Operations
For the Six Months Ended February 28, 2026 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $3,448)	$339,543
Interest income	37,259
Total investment income	376,802
Expenses
Investment Adviser	873,225
Dividend expense on securities sold short	66,219
Administration	42,394
Registration	14,552
Transfer agent	12,800
Compliance services	12,398
Legal	10,502
Trustee expenses	8,749
Audit and tax preparation	8,720
Custodian	8,667
Report printing	6,178
Miscellaneous	20,015
Total expenses	1,084,419
Fees waived by Adviser	(144,861)
Net operating expenses	939,558
Net investment loss	(562,756)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	6,812,502
Securities sold short	289,780
Written options	595,166
Purchased options	(4,991,460)
Foreign currency	61
Change in unrealized appreciation (depreciation) on:
Investment securities	4,934,455
Securities sold short	209,068
Written options	707
Purchased options	(397,861)
Net realized and change in unrealized gain on investments	7,452,418
Net increase in net assets resulting from operations	$6,889,662

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Year
	February 28,	Ended August
	2026	31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(562,756)	$(526,454)
Net realized gain on investment transactions	2,706,049	1,096,344
Change in unrealized appreciation on investments	4,746,369	9,416,166
Net increase in net assets resulting from operations	6,889,662	9,986,056

Distributions to Shareholders from Earnings	(4,728,651)	(16,144)

Capital Transactions
Proceeds from shares sold	12,689,004	21,425,337
Reinvestment of distributions	4,728,651	16,144
Amount paid for shares redeemed	(3,517,971)	(12,252,292)
Net increase in net assets resulting from capital transactions	13,899,684	9,189,189
Total Increase in Net Assets	16,060,695	19,159,101

Net Assets
Beginning of period	81,099,370	61,940,269
End of period	$97,160,065	$81,099,370

Share Transactions
Shares sold	983,780	1,849,855
Shares issued in reinvestment of distributions	385,069	1,430
Shares redeemed	(276,412)	(1,054,231)
Net increase in shares outstanding	1,092,437	797,054

 See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Financial Highlights
(For a share outstanding during the period)

	For the Six
	Months		For the
	Ended		For the		Period
	February		Year Ended		Ended
	28, 2026		August 31,		August 31,
	(Unaudited)		2025		2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$12.55		$10.94		$10.00
Investment operations:
Net investment loss	(0.06)		(0.08)		—
Net realized and unrealized gain on investments	1.04		1.69		0.94
Total from investment operations	0.98		1.61		0.94
Less distributions to shareholders from:
Net investment income	—		—	(b)	—
Net realized gains	(0.67)		—		—
Total distributions	(0.67)		—	(b)	—
Net asset value, end of period	$12.86		$12.55		$10.94
Total Return(c)	8.03	%(d)	14.75%		9.40	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$97,160		$81,099		$61,940
Ratio of net expenses to average net assets	2.10	% (e)(f)	1.97	% (g)	2.00	% (e)(h)(i)
Ratio of expenses to average net assets before waiver and reimbursement	2.42	% (e)	2.43%		2.78	% (e)(i)
Ratio of net investment income (loss) to average net assets	(1.26	)% (e)	(0.75)%		0.04	% (e)(i)
Portfolio turnover rate	117	% (d)	201%		105	% (d)

(a)	For the period December 18, 2023 (commencement of operations) to August 31, 2024.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the six months ended February 28, 2026.

(g)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the fiscal year ended August 31, 2025.

(h)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the fiscal period ended August 31, 2024.

(i)	The Fund commenced operations on December 18, 2023, but did not start pursuing its investment objective until January 11, 2024. Expenses incurred by the Fund and corresponding ratios reflect the period from January 11, 2024 to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements
February 28, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”) on October 19, 2023. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Oak Harvest Investment Services, LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on December 18, 2023. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Updated 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $5,457,403 as of February 28, 2026.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

Derivatives – The Fund may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Fund may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — The Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. The Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of February 28, 2026, and the effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2026.

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$2,755,550
Written Options		Written options,at fair value	(68,375)

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

For the six months ended February 28, 2026:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain and change in unrealized appreciation (depreciation) on purchased options	$(4,991,460)	$(397,861)
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	595,166	707

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended February 28, 2026:

Average Ending Monthly
Derivatives	Fair Value(a)
Purchased Options	$2,415,283
Written Options	(1,217,042)

(a)	Average based on the 6 months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of February 28, 2026:

Gross Amounts Not Offset
in Statement of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$68,375	$—	$68,375	$(68,375)	$—	$—

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

Assets		Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$97,847,662	$—	$—	$97,847,662
Call Options Purchased	—	933,050	—	933,050
Put Options Purchased	—	1,822,500	—	1,822,500
Total	$97,847,662	$2,755,550	$—	$100,603,212

Liabilities
Common Stocks(a)	$(10,152,270)	$—	$—	$(10,152,270)
Exchange-Traded Funds	(2,250,250)	—	—	(2,250,250)
Written Call Options	—	(68,375)	—	(68,375)
Total	$(12,402,520)	$(68,375)	$—	$(12,470,895)

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the Fund’s average daily net assets. For the six months ended February 28, 2026, the Adviser earned fees of $873,225 from the Fund. At February 28, 2026, the Fund owed the Adviser $119,051.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.95% of the Fund’s average daily net assets through February 28, 2025 (“Expense

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of February 28, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through
August 31, 2027	$200,530
August 31, 2028	318,587
February 28, 2029	144,861

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

Officers of the Trust are employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

NOTE 6. PURCHASES AND SALES OF SECURITIES

During the six months ended February 28, 2026, the Fund purchased $104,931,638 and sold $97,708,354 of securities, excluding securities sold short and short-term investments.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$20,863,333
Gross unrealized depreciation	(3,119,892)
Net unrealized appreciation on investments	$17,743,441
Tax cost of investments and securities sold short	$70,388,876

The tax character of distributions paid for the fiscal year ended August 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:(a)
Ordinary income	$15,932
Long-term capital gains	212
Total distributions paid	$16,144

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$803,662
Accumulated capital and other losses	(465,770)
Unrealized appreciation on investments	12,997,072
Total accumulated earnings	$13,334,964

For the year ended August 31, 2025, the Fund utilized short-term capital loss carryforwards of $769,141.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended August 31, 2025, the Fund deferred qualified late year ordinary losses in the amount of $465,769.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)
February 28, 2026 (Unaudited)

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the six months ended February 28, 2026, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on September 11, 2025, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation for an additional one-year period the Investment Advisory Agreement between the Trust and Oak Harvest Investment Services, LLC (“Oak Harvest” or “Adviser”) (the “Investment Advisory Agreement”) with respect to the Oak Harvest Long/Short Hedged Equity Fund (the “Oak Harvest Fund” or the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Oak Harvest and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement. Such information included, but was not limited to: Oak Harvest’s response to counsel’s due diligence letter requesting information relevant to the approval of the continuation of the Investment Advisory Agreement, the operating expense limitation agreement between the Trust and Oak Harvest with respect to the Oak Harvest Fund (the “Expense Limitation Agreement”) and peer group expense data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Oak Harvest, with Trust management, and with counsel to the Independent Trustees. The Trustees noted the completeness of the Support Materials provided by Oak Harvest, which included both responses and materials provided in response to initial and supplemental due diligence requests. Representatives from Oak Harvest met with the Trustees and provided further information, including but not limited to: details of the services that Oak Harvest provides to the Fund and the management fee paid for those services; fund performance, the business strategy for the Fund; the ownership and financial condition of the Adviser and its controlling affiliates; Oak Harvest’s resources available to service the Fund, including compliance resources; the portfolio management, research and other resources of Oak Harvest that are utilized in the management of the Oak Harvest Fund; Oak Harvest’s business continuity and succession planning; other investment strategies managed by Oak Harvest; and the profitability of the Fund to Oak Harvest. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the continuation of the Investment Advisory Agreement, the Trustees reviewed the terms of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a

Additional Information (Unaudited) (continued)

memorandum from counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the continuation of the Investment Advisory Agreement, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services provided by Oak Harvest; (2) the cost of the services provided and the profits realized by Oak Harvest from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Oak Harvest resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports on the Fund since its inception, and noting additional discussions with representatives of Oak Harvest that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the continuation of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of Oak Harvest’s services provided to the Fund, which included, but was not limited to: (i) the services provided by Oak Harvest to the Fund and the resources available to support the Fund; (ii) asset growth in the Fund; (iii) the Fund’s performance compared to its benchmark index, the Equity Hedged Morningstar peer group category and the custom peer group presented in the report provided by Broadridge; (iv) the Fund’s fees compared to the Equity Hedged Morningstar peer group category and the custom peer group presented in the report provided by Broadridge; and (v) the overall fiscal health of the firm, among other topics. With regard to Broadridge’s custom peer group comparison, the Trustees noted that the peer funds included for comparison were drawn from the Morningstar Equity Hedged category with adjustments to exclude fund of funds, retirement share classes and funds charging a Rule 12b-1 fee. With regard to profitability overall, the Trustees reviewed the financial statements provided by Oak Harvest, as contained in the Support Materials. The Trustees discussed the fee structure of the Oak Harvest Fund, including the management fee of 1.95% and expense limitation arrangement in place limiting the average daily net assets of the Fund to 1.95%. In that regard, the Trustees also noted that Oak Harvest was continuing the Expense Limitation Agreement through December 31, 2026. The Trustees discussed the peer group comparisons presented in the Support Materials and the appropriateness of fee breakpoints as the Fund’s net assets increase. At the conclusion of the discussion, it was determined by the Board that fee breakpoints are not necessary at this time. The Trustees noted that the overall profitability of Oak Harvest was good and discussed Oak Harvest’s commitment to the Fund. The Trustees noted that Oak Harvest realized a modest profit at an asset level of $67.5 million and would continue to be profitable with respect to the Oak

Additional Information (Unaudited) (continued)

Harvest Fund as assets levels grow. The Trustees also considered the insurance policies in place on behalf of Oak Harvest, including errors and omissions insurance and cybersecurity insurance, to address unforeseen contingencies. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Oak Harvest provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Oak Harvest Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Oak Harvest Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Oak Harvest effects on behalf of the Oak Harvest Fund; (5) selecting broker-dealers to execute orders on behalf of the Oak Harvest Fund; and (6) performing compliance services on behalf of the Oak Harvest Fund. They also noted that from its own resources, Oak Harvest provides marketing support services to the Oak Harvest Fund and its intermediary partners. The Trustees considered Oak Harvest’s capitalization and its assets under management and the support and commitment of Oak Harvest to the Oak Harvest Fund. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers. The Trustees also noted the research methodology utilized by Oak Harvest to manage the Oak Harvest Fund’s portfolio in accordance with its investment strategy. The Trustees also considered information regarding Oak Harvest’s succession planning, insurance coverage, disaster recovery and contingency plans and data protection safeguards, among other things.

The Trustees also noted the Oak Harvest Fund’s performance compared to its prospectus benchmark, the S&P 500 TR Index. The Trustees considered that the Oak Harvest Fund outperformed its benchmark index for the quarter-ended June 30, 2025, was in line with the benchmark index for the one-year period, and underperformed compared to the index for the since inception period. The Trustees also considered the Oak Harvest Fund’s performance compared to the Morningstar Equity Hedged category and those of other funds in the custom peer group analysis provided by Broadridge. The Trustees noted that the custom peer group category analysis of Broadridge was drawn from the Morningstar category with exclusions for retirement share classes, funds charging a Rule 12b-1 fee and fund of funds. The appropriateness of Broadridge’s peer group analysis was discussed. The Trustees noted that the Oak Harvest Fund outperformed both the Morningstar category median and the Broadridge custom peer group median for the one-year and since inception periods ended June 30, 2025. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Oak Harvest provides to the Oak Harvest Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Oak Harvest Fund pays to Oak Harvest under the Investment Advisory Agreement, as well as the profitability analysis provided by Oak Harvest resulting from the services that it renders to the Oak Harvest Fund, noting that the profitability was modest at assets under management in the Fund of $67.5 million. The Trustees noted that profitability to Oak Harvest would increase as Fund assets grow. The Trustees considered that Oak Harvest contractually agreed to reduce its management fees and, if necessary, reimburse the Oak Harvest Fund for operating expenses, as specified in the

Additional Information (Unaudited) (continued)

Fund’s prospectus and the Expense Limitation Agreement through December 31, 2026. The Trustees considered Oak Harvest’s profitability with respect to its advisory relationship with the Oak Harvest Fund and concluded that it was reasonable.

Comparative Fee and Expense Data. The Trustees noted that the Oak Harvest Fund’s management fee, and expense ratios, both gross and net of expenses, were higher than both the Morningstar category and Broadridge custom peer group average and median. The Trustees further considered the fees paid by Oak Harvest’s separately managed accounts and other investment advisory relationships to other accounts with similar investment objectives and strategies to that of the Oak Harvest Fund, noting the differences in the services provided to these accounts compared to the services provided to the Oak Harvest Fund. In particular, they noted that Oak Harvest has different responsibilities with respect to the Oak Harvest Fund, including compliance, reporting and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that Oak Harvest’s advisory fee was reasonable.

Economies of Scale. The Trustees considered whether the Oak Harvest Fund may benefit from any economies of scale. The Trustees did not find that any material economies of scale exist at this time and determined that fee breakpoints are not currently necessary or appropriate.

Other Benefits. The Trustees noted that Oak Harvest does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Oak Harvest Fund’s portfolio transactions. The Trustees noted that Oak Harvest had confirmed that there were no economic or other benefits to Oak Harvest associated with the selection or use of any particular providers for the Oak Harvest Fund’s portfolio. The Trustees noted the benefit to the Oak Harvest Fund of the cross-selling of the Fund’s shares to Oak Harvest’s clients. The Trustees concluded that, all things considered, Oak Harvest will not receive material additional financial benefits from services rendered to the Oak Harvest Fund.

Other Considerations. The Trustees also considered potential conflicts for Oak Harvest. Based on the assurances and representations from Oak Harvest, the Trustees concluded that no conflict of interest currently exists that could adversely impact the Oak Harvest Fund.

Conclusions. Based upon Oak Harvest’s presentation to the Board and the Support Materials considered in connection with the approval of the Investment Advisory Agreement, as well as information provided during prior discussions with Oak Harvest management, the Board concluded that the overall arrangements between the Trust and Oak Harvest as set forth in the Investment Advisory Agreement were fair and reasonable in light of the services that Oak Harvest performs, the investment advisory fees that the Oak Harvest Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report.

(a)(2)	Not Applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable

(a)(5)	Not Applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	4/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	4/29/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	4/29/2026